Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,645	$ 3,689
Lease liabilities
Current	1,137	626
Non-current	2,863	3,331
Lease liabilities	4,000	3,957
Offices
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,645	$ 3,689